Accounting policies (Policies)	6 Months Ended
Jun. 30, 2025
Accounting policies
Description of accounting policies and methods of computation followed in interim financial statements

This condensed interim report is presented in accordance with International Accounting Standard (IAS) 34, Interim Financial Reporting. The Consolidated Group’s consolidated accounts have been prepared in accordance with the International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB), together with the interpretations from IFRS Interpretations Committee (IFRS IC). The IFRS standards applied by SEK are all endorsed by the European Union (EU). The accounting also follows the additional standards imposed by the Annual Accounts Act for Credit Institutions and Securities Companies (1995:1559) (ÅRKL) and the regulation and general guidelines issued by Finansinspektionen (the Swedish FSA), “Annual Reports in Credit Institutions and Securities Companies” (FFFS 2008:25). In addition to this, the supplementary accounting rules for groups (RFR 1) issued by the Swedish Financial Reporting Board have been applied. SEK also follows the state’s principles for external reporting in accordance with its State Ownership Policy and principles for state-owned enterprises.

(a)	Changes to accounting policies and presentation

SEK analyzes and assesses the application and impact of changes in financial reporting standards that are applied within the Group. Changes that are not mentioned are either not applicable to SEK or have been determined to not have a material impact on SEK’s financial reporting.

The accounting policies, methods of computation and presentation of the Consolidated Group are, in all material aspects, the same as those used for the 2024 annual financial statements included in SEK’s 2024 Annual Report on Form 20-F.

(i) New and amended standards and interpretations applicable for 2025

There are no new or amended IFRS or IFRS Interpretations Committee interpretations applicable for 2025 that have had a material impact on SEK’s financial statements, capital adequacy or large exposure ratios.

(ii) Standards issued but not yet effective

For new or amended IFRS or IFRS Interpretations Committee interpretations issued but not yet effective, refer to the Company’s 2024 Annual Report on Form 20-F. SEK is currently assessing any impacts the amendments will have on SEK’s financial statements, capital adequacy or large exposure ratios.